FAIR VALUE MEASUREMENTS (Assets Measured Using Unobservable Inputs) (Details) - Available-for-sale investment [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 20,875,725	¥ 30,117,797
Receipt of available-for-sale investment			¥ 23,730,486
Foreign exchange gain/(loss)		¥ (3,446,112)	344,877
Change in fair value of available-for-sale		¥ (5,795,960)	¥ 6,042,434
Transfer to receivable	¥ (20,875,725)
Balance		¥ 20,875,725	¥ 30,117,797